ELECTRICITY CONCESSIONS AND AUTHORIZATIONS	12 Months Ended
Dec. 31, 2024
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS
ELECTRICITY CONCESSIONS AND AUTHORIZATIONS

NOTE 3 – ELECTRICITY CONCESSIONS AND AUTHORIZATIONS

Eletrobras holds directly or through its subsidiaries, jointly controlled and associate companies, electricity concessions in the generation and transmission segments.

I - Generation concessions and authorizations

		Installed
		Capacity
Contract	Hydroelectric Power Plants (HPP)	(MW)	Location	Year
001/2010	Belo Monte	11,233	PA	2045
002/2022	Tucuruí	8,535	PA	2052
001/2022	Complexo Paulo Afonso (Paulo Afonso I, II, III, IV and Apolônio Sales)	4,280	BA	2052
002/2008	Jirau	3,750	RO	2045
001/2008	Santo Antônio	3,568	RO	2047
003/2014	Xingó	3,162	SE / AL	2052
003/2022	Itumbiara	2,082	MG	2052
002/2011	Teles Pires	1,820	MT / PA	2047
001/2022	Luiz Gonzaga (Itaparica)	1,480	PE / BA	2052
003/2022	Marimbondo	1,440	MG	2052
005/2004	Serra da Mesa	1,275	GO	2046
003/2022	Furnas	1,216	MG	2052
001/2022	Sobradinho	1,050	BA	2052
003/2022	Luis Carlos Barreto (Estreito)	1,050	SP / MG	2052
128/2001	Foz do Chapecó	855	RS	2042
003/2014	Três Irmãos	808	SP	2044
130/2001	Peixe Angical	499	TO	2042
003/2022	Peixoto (Mascarenhas de Moraes)	476	MG	2052
001/2014	Sinop	402	MT	2050
003/2022	Corumbá I	375	GO	2052
001/2007	Governandor Jayme Canet Junior (GJC) (former Mauá HPP)	363	PR	2049
003/2006	Simplício - Anta	334	MG / RJ	2043
003/2022	Porto Colômbia	320	MG	2052
002/2019	Balbina	250	AM	2027
001/2022	Boa Esperança (Castelo Branco)	237	PI / MA	2052
005/2011	Samuel	217	RO	2032
003/2022	Funil	216	RJ	2052
129/2001	Serra do Facão	213	GO	2040
010/2000	Manso	210	MT	2037
001/2006	Baguari	140	MG	2046
007/2006	Retiro Baixo	84	MG	2047
002/2022	Coaracy Nunes	78	PA	2052
004/2006	Passo São João	77	RS	2046
002/2006	Batalha	53	MG	2043
092/2002	São Domingos	48	MS	2039
002/2022	Curuá-Una	43	BA	2052
Authorizing resolution no. 15,388/2024¹	Jaguari	28	SP	NA¹

¹ According to ORDINANCE No. 409, OF NOVEMBER 13, 2020 ANEEL, the Provision of the Electric Power Generation Service began on January 1, 2021 and will continue until the winning concessionaire of the Hydroelectric Plant bid takes office. In June 2024, ANEEL, through authorizing Resolution No. 15,388/2024, transferred ownership of the Jaguari HPP concession from Furnas to Eletrobras.

		Installed
		Capacity
Contract	Small hydroeletric Power Plants	(MW)	Location	Year
001/2022	Funil	30	BA	2052
001/2022	Pedra	20	BA	2052
374/2005	João Borges	19	SC	2039
186/2004	Barra do Rio Chapéu	15	SC	2038
006/2004	Curemas	4	PB	2026

		Installed
		Capacity
Contract	Wind Generating Plants (EOL)	(MW)	Location	Year
Authorizing Resolution No. 12,496/2022	Coxilha Negra 4	151	RS	2057
Authorizing resolution no. 12,494/22	Coxilha Negra 2	97	RS	2057
Authorizing resolution no. 12,495/22	Coxilha Negra 3	55	RS	2057
220/2014	Casa Nova II	33	BA	2049
748/2010	Cerro Chato III	30	RS	2045
747/2010	Cerro Chato II	30	RS	2045
746/2010	Cerro Chato I	30	RS	2045
204/2014	Coxilha Seca	30	RS	2049
Ordinance MME No. 459/2012	Nossa Senhora de Fátima - Fortim	30	CE	2047
225/2014	Casa Nova III	28	BA	2049
Authorizing resolution no. 7,907/19	Casa Nova I A	27	BA	2054
388/2012	Caiçara I	27	RN	2047
Ordinance MME No. 458/2012	Jandaia - Fortim	27	CE	2047
Ordinance MME 068/2012	Complexo Éolico do Livramento (WPP Ibirapuitã)	25	RS	2047
399/2012	Junco I	24	RN	2047
417/2012	Junco II	24	RN	2047
MME Ordinance No. 409/2012	Jandaia I - Fortim	24	CE	2047
MME Ordinance No. 446/2012	São Clemente - Fortim	21	CE	2047
Ordinance MME No. 432/2012	São Januário - Fortim	21	CE	2047
418/2012	Caiçara II	18	RN	2047
Authorizing resolution no. 4,939/14	Pindai II - Coqueirinho 2	16	BA	2049
Authorizing resolution no. 4,939/14	Pindaí III - Tamanduá Mirim 2	16	BA	2049
Authorizing resolution no. 4,939/14	Pindaí I - Angical 2	10	BA	2049
Authorizing resolution no. 4,939/14	Pindaí I - Caititu 2	10	BA	2049
Authorizing resolution no. 4,939/14	Pindaí I - Caititu 3	10	BA	2049
Authorizing resolution no. 4,939/14	Pindaí I - Carcará	10	BA	2049
Authorizing resolution no. 4,939/14	Pindaí I - Corrupião 3	10	BA	2049
Authorizing resolution no. 4,939/14	Pindaí II - Papaguaio	10	BA	2049
210/2014	Capão do Inglês	10	RS	2049
Authorizing resolution no. 4,939/14	Pindaí I - Teiú 2	8	BA	2049
192/2014	Galpões	8	RS	2049
Authorizing resolution no. 4,939/14	Pindai I - Acauã	6	BA	2049
Authorizing resolution no. 4,939/14	Pindai I - Arapapá	4	BA	2049

		Installed
		Capacity
Contract	Thermoelectric Power Plants (TPP)	(MW)	Location	Year
ANEEL Resolution 4950/2014¹	MAUÁ III	591	AM	2046
004/2004¹	Santa Cruz	350	RJ	2026
207/2019¹	APARECIDA	166	AM	2030
MME Ordinance No. 420/1989	Senador Arnon Afonso Farias de Mello	86	RR	2030
004/2004	Campos (Roberto Silveira)	30	RJ	2027
ANEEL Resolution 6,883/2018¹	ANORI	5	AM	2030
ANEEL Resolution 6,883/2018¹	CODAJÁS	5	AM	2030
ANEEL Resolution 6,883/2018¹	CAAPIRANGA	2	AM	2030
CEG Registration: UTE.GN.AM.000092-2.02¹	Anamã	2	AM	2030

¹ Assets are listed in note 40 - Held for sale

II - Electricity transmission concessions – corporate

Contract	Readjustment index	No. of substations	Km	RAP Cycle 2024/2025	Start	End
062/2001	IPCA	64	8,650	6,519,001	2013	2043
061/2001	IPCA	112	19,236	4,596,017	2013	2043
058/2001	IPCA	48	19,790	2,307,827	2013	2043
057/2001	IPCA	58	8,691	1,132,876	2013	2043
012/2009	IPCA	2	111	319,447	2009	2039
034/2001	IGPM	2	665	252,282	2001	2031
020/2012	IPCA	5	473	165,939	2012	2042
010/2005	IGPM	4	376	152,158	2005	2035
021/2009	IPCA	7	986	103,047	2009	2039
010/2009	IPCA	2	44	100,874	2009	2039
004/2012	IPCA	6	783	97,644	2012	2042
008/2011	IPCA	5	286	93,599	2011	2041
004/2004	IGPM	3	372	83,360	2004	2034
019/2012	IPCA	3	60	63,845	2012	2042
022/2009	IPCA	3	547	55,534	2009	2039
004/2013	IPCA	2	297	54,635	2013	2043
004/2010	IPCA	4	34	51,547	2010	2040
014/2013	IPCA	1	147	50,535	2013	2043
017/2009	IPCA	5	96	44,506	2009	2039
006/2009	IPCA	3	49	33,014	2009	2039
019/2010	IPCA	7	321	31,926	2010	2040
001/2009	IPCA	2	95	31,652	2009	2039
006/2005	IGPM	2	90	31,389	2005	2035
007/2005	IGPM	2	208	30,881	2005	2035
007/2014	IPCA	6	275	30,545	2014	2044
011/2010	IPCA	4	—	30,128	2010	2040
005/2006	IPCA	2	257	30,091	2006	2036
005/2012	IPCA	4	42	29,112	2012	2042
007/2006	IPCA	3	71	27,617	2006	2036
016/2012	IPCA	1	—	23,901	2012	2042
002/2009	IPCA	1	—	22,674	2009	2039
010/2007	IPCA	2	95	22,377	2007	2037
018/2012	IPCA	6	208	21,781	2012	2042
010/2011	IPCA	3	65	20,147	2011	2041
017/2011	IPCA	2	46	18,525	2011	2041
012/2007	IPCA	4	316	17,415	2007	2037
028/2009	IPCA	3	187	17,249	2009	2039
017/2012	IPCA	2	—	16,751	2012	2042
007/2010	IPCA	1	—	16,089	2010	2040
013/2010	IPCA	1	—	15,825	2010	2040
003/2009	IPCA	2	180	15,165	2009	2039
007/2008	IPCA	2	36	14,932	2008	2038
014/2012	IPCA	2	30	14,611	2012	2042
002/2011	IPCA	3	231	14,492	2011	2041
020/2010	IPCA	2	115	13,984	2010	2040
009/2011	IPCA	2	64	12,606	2011	2041
006/2010	IPCA	2	95	12,149	2010	2040
014/2008	IPCA	2	145	11,878	2008	2038
021/2010	IPCA	2	91	11,392	2010	2040
018/2009	IPCA	2	145	11,082	2009	2039
004/2011	IPCA	1	—	9,487	2011	2041
014/2010	IPCA	1	—	9,155	2010	2040
012/2011	IPCA	2	—	9,121	2011	2041
004/2008	IPCA	2	238	9,024	2008	2038
008/2005	IGPM	2	120	8,266	2005	2035
009/2010	IPCA	2	59	7,964	2010	2040
005/2009	IPCA	1	—	7,769	2009	2039
005/2008	IPCA	3	110	6,955	2008	2038
014/2011	IPCA	2	51	6,020	2011	2041
012/2010	IPCA	3	37	5,592	2010	2040
008/2014	IPCA	1	—	4,670	2014	2044
013/2011	IPCA	1	—	2,916	2011	2041
012/2024¹	IPCA	1	—	11,638	2024	2054
006/2024¹	IPCA	1	—	114,490	2024	2054
008/2024¹	IPCA	1	—	302,000	2024	2054
004/2024¹	IPCA	1	—	162,385	2024	2054
Total				17,573,505

¹ Concessions under construction - contractual RAP values.

III - Electricity transmission concessions – SPEs

					Maturity
Contract	SPE	Participation	Readjustment index	RAP Cycle 2024/2025	Start	End
014/2014	Belo Monte Transmissora de Energia S.A	49.00	IPCA	819,396	2014	2044
013/2009	Iterligação Elétrica do Madeira S.A.	49.00	IPCA	387,739	2009	2039
015/2009	Iterligação Elétrica do Madeira S.A.	49.00	IPCA	334,558	2009	2039
001/2014	Mata de Santa Genebra Transmissão S.A.¹	49.90	IPCA	321,600	2014	2044
007/2013	Paranaíba Transmissora de Energia S.A.	24.50	IPCA	194,642	2013	2043
005/2004	STN - Sistema de Transmissão Nordeste S.A.	49.00	IPCA	171,481	2004	2034
022/2011	Iterligação Elétrica Garanhuns S.A.	49.00	IPCA	149,883	2011	2041
002/2010	Goiás Transmissão S.A.	49.00	IPCA	91,777	2010	2040
009/2009	Transenergia Renovável S.A.	49.00	IPCA	77,895	2009	2039
008/2010	MGE Transmissão S.A.	49.00	IPCA	67,604	2010	2040
024/2009	Transenergia São Paulo S.A.	49.00	IPCA	27,503	2009	2039
010/2012	Luziania-Niquelandia Transmissora S.A.	49.00	IPCA	23,364	2012	2042
003/2012	Transnorte Energia S.A.	50.38	IPCA	16,815	2012	2042
003/2011	Caldas Novas Transmissão S.A.	49.90	IPCA	7,114	2011	2041
003/2014	Lago Azul Transmissão S.A.¹	49.90	IPCA	5,621	2014	2044
Total				2,696,993

¹Concessions are listed in note 40 - Held for sale